Taxes Payable (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Taxes Payable Other Than Income Tax
Outstanding balance	$ 13,704
Short-term	13,566
Long-term	$ 138	$ 3,070